SPECTRUM LOW VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares				Fair Value
	OPEN-END FUNDS — 62.0%
	ALTERNATIVE - 10.6%
1,527,403	Victory Pioneer CAT Bond Fund, Class R6			$ 17,351,303

	FIXED INCOME - 51.4%
1,666,667	American High-Income Trust, Class F-3			16,366,667
611,355	Axonic Strategic Income Fund, Class I			5,434,949
1,026,779	Holbrook Structured Income Fund, Class I			10,011,097
1,915,727	Nationwide Strategic Income Fund, Class R6			19,463,786
1,122,590	Nuveen High Yield Municipal Bond Fund, Class R6			16,311,226
2,151,961	Virtus Seix Floating Rate High Income Fund, Class R6			16,333,384
				83,921,109

	TOTAL OPEN-END FUNDS (Cost $101,062,099)			101,272,412

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 16.1%
	U.S. TREASURY BILLS — 16.1%
26,336,000	United States Treasury Bill(a)	3.6400	08/20/26	26,202,694

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $26,207,246)			26,202,694

Shares
	SHORT-TERM INVESTMENTS — 4.7%
	MONEY MARKET FUNDS - 4.7%
7,632,266	Fidelity Government Portfolio, Class I, 3.52% (Cost $7,632,266)(b)			7,632,266

	TOTAL INVESTMENTS - 82.8% (Cost $134,901,611)			$ 135,107,372
	OTHER ASSETS IN EXCESS OF LIABILITIES- 17.2%			28,133,304
	NET ASSETS - 100.0%			$ 163,240,676

(a)	Zero coupon bond; rate disclosed is the effective yield as of June 30,2026
(b)	Rate disclosed is the seven-day effective yield as of June 30, 2026.

SPECTRUM LOW VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued) June 30, 2026

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at June 30, 2026	Interest Rate Payable (1)(2)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
2,126,289	American Beacon Developing World Income Fund - R5 Class*	$16,627,577	USD-SOFR plus 165 bp	6/4/2026	BRC	$ -
1,049,936	American Beacon Developing World Income Fund - R5 Class*	8,210,499	USD-SOFR plus 165 bp	6/18/2029	BRC	-
1,969,072	Holbrook Income Fund - Class I*	19,178,763	USD FED plus 165 bp	6/30/2026	CIBC	-
313,500	iShares Flexible Income Active ETF	16,408,590	USD OBFR plus 55 bp	4/27/2026	NGFP	7,533
204,700	iShares iBoxx $ High Yield Corporate Bond ETF	16,369,859	USD OBFR plus 55 bp	4/27/2027	NGFP	(30,241)
466,000	PIMCO Multisector Bond Active ETF	12,358,320	USD OBFR plus 55 bp	4/27/2027	NGFP	(3,520)
433,600	PIMCO Multisector Bond Active ETF	11,499,072	USD OBFR plus 55 bp	4/27/2027	NGFP	(25,207)
326,000	Vanguard Tax-Exempt Bond ETF	21,931,488	USD OBFR plus 55 bp	4/27/2027	NGFP	17,833
					Total:	$(33,602)

	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	FED - Federal Funds Effective Rate
	NGFP - Nomura Global Financial Products, Inc.
	OBFR - Overnight Bank Funding Rate
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
(2)	Payment frequency quarterly.
	* Swap contract reset at June 30, 2026

SPECTRUM ACTIVE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 31.9%
	EQUITY - 31.9%
9,000	Global X US Infrastructure Development ETF			$ 530,280
5,000	Invesco S&P 500 Equal Weight ETF			1,063,851
5,600	iShares Russell 2500 ETF			513,128
4,500	SPDR S&P Homebuilders ETF			520,020
3,400	State Street Health Care Select Sector SPDR ETF			539,444
				3,166,723

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,010,845)			3,166,723

	OPEN-END FUNDS — 21.0%
	ALTERNATIVE - 21.0%
96,552	BlackRock Global Equity Market Neutral Fund, Class K			1,561,241
46,420	Victory Pioneer CAT Bond Fund Class R6, Class R6			527,329
				2,088,570

	TOTAL OPEN-END FUNDS (Cost $2,083,151)			2,088,570

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 20.4%
	U.S. TREASURY BILLS — 20.4%
936,000	United States Treasury Bill(a)	3.6700	09/17/26	928,614
1,109,000	United States Treasury Bill(a)	3.7100	09/24/26	1,099,400
				2,028,014
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,028,242)			2,028,014

Shares
	SHORT-TERM INVESTMENTS — 15.0%
	MONEY MARKET FUNDS - 15.0%
745,788	Fidelity Government Portfolio, Class I, 3.52%(b)			745,788
745,788	First American Government Obligations, Class Z, 3.52%(b)			745,788
	TOTAL MONEY MARKET FUNDS (Cost $1,491,576)			1,491,576

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,491,576)			1,491,576

SPECTRUM ACTIVE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

				Fair Value

	TOTAL INVESTMENTS - 88.3% (Cost $8,613,814)			$ 8,774,883
	OTHER ASSETS IN EXCESS OF LIABILITIES- 11.7%			1,164,491
	NET ASSETS - 100.0%			$ 9,939,374

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation
9	CME E-Mini Standard & Poor's 500 Index Futures	09/21/2026	$3,396,713	$21,758
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Zero coupon bond; rate disclosed is the effective yield as of June 30,2026
(b)	Rate disclosed is the seven-day effective yield as of June 30, 2026.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at June 30, 2026	Interest Rate Payable (1)(2)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
104,612	AQR Diversifying Strategies Fund - Class R6*	$1,525,243	USD-SOFR plus 165 bp	5/14/2027	NGFP	$ -
131,762	AQR Long-Short Equity Fund - Class R6*	2,718,254	USD-SOFR plus 165 bp	8/21/2026	NGFP	-
					Total:	$ -
	NGFP - Nomura Global Financial Products, Inc.
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
(2)	Payment frequency quarterly.
	* Swap contract reset at June 30, 2026

SPECTRUM UNCONSTRAINED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares				Fair Value
	OPEN-END FUNDS — 56.0%
	ALTERNATIVE - 33.7%
92,441	AQR Diversifying Strategies Fund, Class R6			$ 1,347,786
60,252	Victory Pioneer CAT Bond Fund, Class R6			684,460
				2,032,246
	FIXED INCOME - 22.3%
69,535	Holbrook Income Fund, Class I			677,273
58,731	Miller Market Neutral Income Fund, Class I			665,602
				1,342,875

	TOTAL OPEN-END FUNDS (Cost $3,353,016)			3,375,121

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 3.8%
	U.S. TREASURY BILLS — 3.8%
233,000	United States Treasury Bill(a)	3.6400	08/20/26	231,821

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $231,861)			231,821

Shares
	SHORT-TERM INVESTMENTS — 18.3%
	MONEY MARKET FUNDS - 18.3%
550,033	Fidelity Government Portfolio, Class I, 3.52%(b)			550,033
550,034	First American Government Obligations Fund Class Z, , 3.52%(b)			550,034
	TOTAL MONEY MARKET FUNDS (Cost $1,100,067)			1,100,067

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,100,067)			1,100,067

	TOTAL INVESTMENTS - 78.1% (Cost $4,684,944)			$ 4,707,009
	OTHER ASSETS IN EXCESS OF LIABILITIES- 21.9%			1,321,691
	NET ASSETS - 100.0%			$ 6,028,700

(a)	Zero coupon bond; rate disclosed is the effective yield as of June 30,2026
(b)	Rate disclosed is the seven-day effective yield as of June 30, 2026.

SPECTRUM UNCONSTRAINED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at June 30, 2026	Interest Rate Payable (1)(2)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
88,918	American Beacon Developing World Income Fund - R5 Class*	$695,339	USD-SOFR plus 165 bp	6/4/2029	BRC	$ -
85,036	BlackRock Global Equity Market Neutral Fund - K Shares*	1,375,032	USD FED plus 165 bp	6/30/2027	CIBC	-
24,000	Capital Group Municipal Income ETF	659,280	USD OBFR plus 55 bp	4/27/2027	NGFP	(1,192)
41,000	Franklin Dynamic Municipal Bond ETF	1,031,970	USD OBFR plus 55 bp	4/27/2026	NGFP	4,804
12,700	iShares Flexible Income Active ETF	664,718	USD OBFR plus 55 bp	4/27/2027	NGFP	255
6,200	iShares J.P. Morgan USD Emergind Markets Bond ETF	597,928	USD OBFR plus 55 bp	4/27/2027	NGFP	(2,209)
25,900	PIMCO Multisector Bond Active ETF	686,868	USD OBFR plus 55 bp	4/27/2027	NGFP	3,894
						$5,552

	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	FED - Federal Funds Effective Rate
	NGFP - Nomura Global Financial Products, Inc.
	OBFR - Overnight Bank Funding Rate
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
(2)	Payment frequency quarterly.
	* Swap contract reset at June 30, 2026